Accumulated Other Comprehensive Income (Details) (USD $) In Millions	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Dec. 31, 2010
Accumulated Other Comprehensive Income Loss Net Of Tax [Abstract]
Opening balance	$ (385)	$ (654)
Translation gain	(51)	23
Financial instruments	(2)	18
Accumulated other comprehensive income	(438)	(613)
Net Cumulative Loss In Respect Of Cash Flow Hedges	(2)		(2)
Total gains in respect of available for sale financial assets, net of tax	88		89
Total losses in respect of available for sale financial assets, net of tax	(1)		0
Comprehensive income consists of the following:
Net income/(loss)	243	181
Translation gain	(52)	23
Financial instruments	(2)	18
Comprehensive Income Net Of Tax	189	222
Total comprehensive income attributable to:
AngloGold Ashanti	184	210
Noncontrolling interests	5	12
Comprehensive Income Net Of Taxation	$ 189	$ 222